Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit for the year	₩ 375,084	₩ 1,387,095	₩ 1,145,937
Items that will not be reclassified subsequently to profit or loss, net of taxes:
Net change in other comprehensive income of investments in associates and joint ventures	56,652	0	0
Remeasurement of defined benefit plans	(6,432)	(25,905)	1,853
Valuation gain (loss) on financial assets at fair value through other comprehensive income	1,465,513	11,253	(18,842)
Items that are or may be reclassified subsequently to profit or loss, net of taxes:
Net change in other comprehensive income (loss) of investments in associates and joint ventures	(6,416)	132,581	9,225
Net change in unrealized fair value of derivatives	22,623	(6,573)	(17,460)
Foreign currency translation differences for foreign operations	(2,106)	49,420	1,257
Other comprehensive income (loss) for the year, net of taxes	1,529,834	160,776	(23,967)
Total comprehensive income	1,904,918	1,547,871	1,121,970
Total comprehensive income (loss) attributable to:
Owners of the Parent Company	1,937,762	1,409,090	1,072,785
Non-controlling interests	₩ (32,844)	₩ 138,781	₩ 49,185